Long-Term Debt And Loans Payable (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt And Loans Payable [Abstract]
Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities

Interest Rate Range	2013	2014	2015	2016	2017	Thereafter

0.00% to 0.99%	$190	$193	$193	$191	$195	$1,922
1.00% to 1.99%	2,350	2,320	2,257	2,139	102,004	16,181
2.00% to 2.99%	1,133	1,164	1,201	1,230	1,259	11,133
3.00% to 3.99%	2,345	2,420	2,508	2,581	2,682	144,941
4.00% to 4.99%	21,888	27,301	310	11,124	11,138	488,896
5.00% to 5.99%	10,499	51,566	38,504	16,763	14,937	430,592
6.00% to 6.99%	-	-	12,000	-	8,903	44,000
7.00% to 7.99%	317	379	409	442	478	33,635
8.00% to 8.99%	269	376	405	437	473	17,672
9.00% to 9.99%	6,047	700	700	700	700	25,700
10.00% to 10.99%	-	-	-	-	-	6,000
Total	$45,038	$86,419	$58,487	$35,607	$142,769	$1,220,672